Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring charge		$ 4.8
Restructuring charge, after tax		3.7
Amount of restructuring charges spent	1.8
Restructuring charges, remaining reserve	$ 0.1